IMPORTANT NOTICE REGARDING

CHANGE IN INVESTMENT POLICY AND FUND NAME

WisdomTree Trust

WisdomTree International LargeCap Dividend Fund (DOL)

(the “Fund”)

Supplement dated August 21, 2025, to the

currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”), each as supplemented

Effective on or about October 21, 2025 (the “Effective Date”), the Fund’s name will change to “WisdomTree True Developed International Fund” and the name of the Fund’s index will change to “WisdomTree True Developed International Index” (the “Index”). The Fund seeks to track the performance of the Index, before fees and expenses. The Fund’s investment objective will be revised to reflect the new names of the Fund and the Index. In addition, on the Effective Date, the Fund’s investment policy to invest at least 80% of its assets in certain types of securities (the “80% investment policy”) will be revised to reflect that the Fund expects to invest at least 80% of its assets in the constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. These and other related changes are further described below.

I.       Revised Fund and Index Name

On the Effective Date, the names of the Fund and the Index will change as shown below.

Current Fund Name	New Fund Name
WisdomTree International LargeCap Dividend Fund	WisdomTree True Developed International Fund

Current Index Name	New Index Name
WisdomTree International LargeCap Dividend Index	WisdomTree True Developed International Index

Accordingly, on the Effective Date, all references in the Prospectuses to “WisdomTree International LargeCap Dividend Fund” and “WisdomTree International LargeCap Dividend Index” will be replaced with “WisdomTree True Developed International Fund” and “WisdomTree True Developed International Index,” respectively.

II.       Revised Investment Objective

On the Effective Date, under the heading “Investment Objective” in the Fund’s Fund Summary section of the Prospectuses, the Fund’s investment objective will be deleted in its entirety and replaced with the investment objective set forth below.

The WisdomTree True Developed International Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree True Developed International Index (the “Index”).

III.       Revised 80% Investment Policy

On the Effective Date, the Fund’s 80% investment policy will be revised as shown below and incorporated into the Fund’s discussion of its principal investment strategies as shown below in Section IV.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

IV.       Revised Principal Investment Strategies

On the Effective Date, the first, second, fourth and sixth paragraphs under the heading “Principal Investment Strategies of the Fund” in the Fund’s Fund Summary section of the Prospectuses will be deleted in their entirety and replaced with the paragraphs below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Emerging Markets Dividend Index with Primary Business Activities in South Korea, Poland, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of August 15, 2025, the Index had a market capitalization range from $36.2 billion to $818.5 billion, with an average market capitalization of $60.1 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

*     *     *

2

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of August 15, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

*     *     *

As of August 15, 2025, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

V.       Revised Principal Risks

On the Effective Date, “Investments in Japan,” and “Industrials Sector Risk” under the heading “Principal Risks of Investing in the Fund” in the Fund’s Fund Summary section of the Prospectuses, will be deleted in their entirety.

*     *      *

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WIS-SP-DOL-0825

3

IMPORTANT NOTICE REGARDING

CHANGE IN INVESTMENT POLICY AND FUND NAME

WisdomTree Trust

WisdomTree International LargeCap Dividend Fund (DOL)

(the “Fund”)

Supplement dated August 21, 2025, to the

currently effective Statement of Additional Information (the “SAI”), as supplemented

Effective on or about October 21, 2025 (the “Effective Date”), the Fund’s name will change to “WisdomTree True Developed International Fund” and the name of the Fund’s index, whose performance, before fees and expenses, the Fund seeks to track, will change to “WisdomTree True Developed International Index” (the “Index”). The Fund’s investment objective will be revised to reflect the new names of the Fund and the Index. In addition, on the Effective Date, the Fund’s investment policy to invest at least 80% of its assets in certain types of securities (the “80% investment policy”) will be revised to reflect that the Fund expects to invest at least 80% of its assets in the constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. These and other related changes are further described below.

I. New Fund and Index Name

On the Effective Date, all references in the SAI to “WisdomTree International LargeCap Dividend Fund” and “WisdomTree International LargeCap Dividend Index” will be deleted and replaced with “WisdomTree True Developed International Fund” and “WisdomTree True Developed International Index,” respectively.

II. New 80% Investment Policy

On the Effective Date, the paragraph below will be added under the headings “INVESTMENT LIMITATIONS - Non-Fundamental Policies.”

The WisdomTree True Developed International Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WIS-SAI-DOL-0825